Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 40.1	$ 23.9
Work in process	5.4	3.6
Finished goods	220.0	170.2
Total inventories	$ 265.5	$ 197.7